COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Estimate of possible loss	$ 3.3
Estimated amount of accrued liability	$ 3.3